Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related party [Abstract]
Compensation Expense, Transactions with, and Receivable from (Payable to) Related Parties
The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors. Compensation expense for key management personnel was as follows:

	Years ended June 30,
	2020	2019
	$	$
Short-term employment benefits (1)	8,118	7,446
Termination benefit	4,553	—
Directors’ fees (2)	586	349
Share-based compensation (3)	20,628	20,132
Total management compensation (4)	33,885	27,927

(1)
Short-term employment benefits include salaries, wages, bonuses and non-monetary benefits such as subsidized vehicle costs. Short-term employment benefits are measured at the exchange value, being the amounts agreed to by each party.

(2)	Includes meeting fees and committee chair fees.

(3)
Share-based compensation represent the contingent consideration, and the fair value of options, restricted share units, and deferred share units granted and vested to key management personnel and directors of the Company under the Company’s share-based compensation plans (Note 18).

(4)	As of June 30, 2020, $3.8 million is payable or accrued for key management compensation (June 30, 2019 – $2.6 million).
The following is a summary of the significant transactions with related parties:

	Years ended June 30,
	2020	2019
	$	$
Operational, administrative and service fees (1)	—	6,696
Marketing fees (2)	—	3,124
Production costs (3)	6,330	500
Services and advisory fees (4)	1,247	160
	7,577	10,480

(1)
Operational, administrative and service fees paid or accrued pursuant to a service agreement between CanvasRx and Canadian Cannabis Clinics (“CCC”). Aurora has an option to acquire CCC if CCC breaches the terms of the service agreement.

(2)	Marketing fees paid to Colour Creative Persuasion Inc., a company partially owned by a former officer of the Company.

(3)
Production costs incurred with (i) Capcium, a company where Aurora holds significant influence; and (ii) Iotron Industries Canada Inc. (“Iotron”), an associate of the Company’s joint venture company. Aurora does not have the authority or ability to exert power over either Capcium or Iotron’s financial and/or operating decisions (i.e. control).

(4)
Finders’, service and advisory fees paid to Belot Business Consulting Corp. (a company controlled by the former Chief Global Development Officer), Lola Ventures Inc. (a company controlled by the former CEO), and Superior Safety Codes (a company controlled by the former CEO and President). No fees will be paid to these entities in future periods.

The following amounts were receivable from (payable to) related parties:

	June 30, 2020	June 30, 2019
	$	$
Loan receivable from joint venture (1)	3,242	—
Production costs with investments in associates (2)(3)	(1,365)	—
	1,877	—

(1)
Relates to the purchase of production equipment on behalf of the Company’s joint venture, Auralux Enterprises Ltd. The loan bears interest at 5% per annum, payable monthly. The loan is to be repaid in installments on an annual basis in an amount equal to 50% of the associate’s EBITDA. The unpaid balance of the loan matures 10 years from the funding date.

(2)
Production costs incurred with (i) Capcium Inc., who manufactures softgels for the Company and (ii) Iotron Industries Canada Inc. who provides cannabis processing services to the Company. Aurora has significant influence over Capcium Inc. Note 5(d) and is party to a common joint venture with Iotron Industries Canada Inc. Pursuant to a manufacturing agreement with Capcium Inc., the Company is contractually committed to purchase a minimum number of softgels during calendar 2020 and thereafter. If the Company fails to meet the required purchase minimum, then it is required to pay a penalty fee equal to the difference between the actual purchased quantity and the required purchase minimum multiplied by cost of the softgels. The Company is committed to purchase 42.7 million capsules in calendar 2020, and 20.0 million capsules per calendar year until December 31, 2026. The Company believes that it is more likely than not that the minimum quantity will not be met as of December 31, 2020 and as a result, the Company recognized a $0.9 million provision as of June 30, 2020 (Note 24(b)).

Under a License Agreement with CTT Pharmaceutical Holdings Inc., a company where Aurora holds significant influence, the Company also has a commitment to pay royalties at a rate of 5% of gross sales of all products and licensed services under the agreement.

(3)	Amounts are due upon the issuance or receipt of invoices, are unsecured and non-interest bearing.